Financial instruments	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Financial instruments
Note 25. Financial instruments

Financial risk management objectives
The Consolidated Entity’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Consolidated Entity uses different methods to measure and manage the different types of risks to which it is exposed. These methods include monitoring the levels of exposure to interest rates and foreign exchange, aging analysis and monitoring of specific credit allowances to manage credit risk, and, rolling cash flow forecasts to manage liquidity risk.
Market risk
Foreign currency risk
The Consolidated Entity operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollars (‘USD’). Foreign exchange risk arises from future transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency and net investments in foreign operations.
Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the Company’s functional currency. The Company is exposed to foreign currency risk on fluctuations related to cash and cash equivalents, trade and other receivables, trade and other payables, and derivative financial liabilities on warrants that are denominated in foreign currencies. The Company has not used derivative instruments to reduce its exposure to foreign currency risk nor has it entered into foreign exchange contracts to hedge against gains or losses from foreign exchange fluctuations. Foreign subsidiaries with a functional currency of Australian Dollars (‘AUD’) have exposure to the local currency of these subsidiaries and any other currency these subsidiaries trade in.
The carrying amount of the Consolidated Entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	2024				2023
	US Dollar A$’000	Euro A$’000	Pound Sterling A$’000	Singapore Dollar A$’000	US Dollar A$’000	Euro A$’000	Pound Sterling A$’000	Singapore Dollar A$’000
Cash and cash equivalents - current	1,421	—	—	—	2,326	—	—	—
Trade and other receivables - current	1,908	—	—	—	—	—	—	—
Trade and other payables - current	942	7,320	18	—	1,135	2,710	—	1
Other financial liabilities	6,478	—	—	—	—	—	—	—

	10,749	7,320	18	—	3,461	2,710	—	1

The Consolidated Entity had net
liabilities
denominated in foreign currencies of A$11.4 million as at 2024 (2023: net assets A$2.2 million).
If all currencies
had
strengthened and weakened against the USD by 10% (2023:10% ) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2024	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	142	142	(10)%	(142)	(142)
Euros	10%	—	—	(10)%	—	—
Pound Sterling	10%	(2)	(2)	(10)%	2	2

		140	140		(140)	(140)

	AUD strengthened			AUD weakened
Consolidated - 2023	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(494)	(494)	(10)%	494	494
Euros	10%	271	271	(10)%	(271)	(271)

		(223)	(223)		223	223

Price risk
The Consolidated Entity is not exposed to any significant price risk.
Interest rate risk
The Consolidated Entity’s exposure to market interest rates relate primarily to the investments of cash balances.
The Consolidated Entity has cash reserves held primarily in Australian dollars and United States dollars and places funds on deposit with financial institutions for periods generally not exceeding three months.
As at the reporting date, the Consolidated Entity had the following variable interest rate balances:

	2024		2023
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash and cash equivalents	0.39	1,657	0.40	5,241

Net exposure to cash flow interest rate risk		1,657		5,241

The Consolidated Entity has cash and cash equivalents totaling A$1.7 million (2023: A
$5.2
million). An increase/decrease in interest rates of
100
basis points
(2023:
100
basis points
) would have a favorable/adverse effect on profit before tax and equity of $16,575 (2023 $52,411) per annum. The percentage change is based on the expected volatility of interest rates using market data and analysts forecasts.
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Consolidated Entity. The Consolidated Entity is not exposed to significant credit risk on receivables.
The Consolidated Entity has adopted a lifetime expected loss allowance in estimating expected credit losses to trade receivables through the use of a provisions matrix using fixed rates of credit loss provisioning. These provisions are considered representative across all customers of the Consolidated Entity based on recent sales experience, historical collection rates and forward-looking information that is available.

The Consolidated Entity places its cash deposits with high credit quality financial institutions and by policy, limits the amount of credit exposure to any single counterparty. The Consolidated Entity is averse to principal loss and ensures the safety and preservation of its invested funds by limiting default risk, market risk, and reinvestment risk.

The Consolidated Entity mitigates default risk by constantly positioning its portfolio to respond appropriately to a significant reduction in a credit rating of any financial institution.
Generally, trade receivables are written off when there is no reasonable expectation of recovery. Indicators of this include the failure of a debtor to engage in a repayment plan, no active enforcement activity and a failure to make contractual payments for a period greater than one
year.
There are no significant concentrations of credit risk within the Consolidated Entity. The credit risk on liquid funds is limited as the counter parties are banks with high credit ratings.
Credit risk is managed by limiting the amount of credit exposure to any single counter-party for cash deposits.
Liquidity risk
The Consolidated Entity manages liquidity risk by maintaining adequate cash reserves and by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. In particular, contingent consideration may be satisfied either by payment of cash or by issue of shares, at the discretion of the entity.
Remaining contractual maturities
The following tables detail the Consolidated Entity’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

2024	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000	Carrying Amount A$’000

Non-derivatives
Trade payables	—	4,548	—	—	—	4,548	4,548
Accrued payables	—	10,519	—	—	—	10,519	10,519
Contingent consideration	—	3,389	—	4,549	—	7,938	7,005

Derivatives
Other financial liabilities	—	—	—	6,478	—	6,478	6,478

Total undiscounted financial liabilities		18,456	—	11,027	—	29,483	28,550

2023	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000	Carrying Amount A$’000

Non-derivatives
Trade payables	—	857	—	—	—	857	857
Accrued payables	—	3,472	—	—	—	3,472	3,472
Contingent consideration	—	750	4,303	3,099	—	8,152	6,871

Total undiscounted financial liabilities		5,079	4,303	3,099	—	12,481	11,200

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.